Revenue From Contracts With Customers, Contract Liabilities And Remaining Performance Obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Group's Revenue By Geography
Information about the Group’s revenue by geography is as follows:

	Year Ending December 31,
	2021	2020	2019
Revenue by geography (1)
Asia Pacific	$3,988	$—	$—
North America	201	—	—
Other	58	—	—

Total revenue	$4,247	$—	$—

(1)	Revenue by geography is based on the geographical location of the customer.

Summary Of Contract Liabilities	Amounts included in Contract liabilities are as follows:

	Year Ending December 31,
	2021	2020
Non-current	$1,000	$1,000
Current	935	455

Total	$1,935	$1,455

Summary Of Transaction Price Allocated To Remaining Performance Obligations	The following table represents the total transaction price for the remaining performance obligations as of December 31, 2021 related to non-cancellable
contracts longer than 12 months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$7,048	$14,096	$13,956	$19,050